Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables, Other, Related Parties and Retainage [Abstract]
Balance - Beginning of year	$ 7,031	$ 9,294
New loans and advances	2,147	2,700
Repayments	(2,947)	(2,792)
Effect of changes to related parties	8,916	(2,171)
Balance - End of year	$ 15,147	$ 7,031